SECURITIES FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2025
Banking and Thrift, Other Disclosure [Abstract]
SECURITIES FINANCING ACTIVITIES	SECURITIES FINANCING ACTIVITIES
The Company may enter into Securities Financing Activities primarily to deploy the Company’s excess cash and investment positions. Securities Financing Activities are treated as collateralized financings and are included in "Federal funds sold and securities purchased under resale agreements or similar arrangements" and "Federal funds purchased and securities loaned or sold under repurchase agreements" on the Company’s Consolidated Balance Sheets. Refer to Note 1 to the Consolidated Financial Statements for further discussion of accounting for and the offsetting of securities financing assets and liabilities.
Securities borrowed and purchased under agreements to resell, at their respective carrying values, consisted of the following at the dates indicated:

(in thousands)	December 31, 2025	December 31, 2024
Securities purchased under agreements to resell	$7,233,107	$7,151,510
Securities borrowed	1,406,560	980,720
Total	$8,639,667	$8,132,230

Securities loaned or sold under agreements to repurchase, at their respective carrying values, consisted of the following at the dates indicated:

(in thousands)	December 31, 2025	December 31, 2024
Securities sold under agreements to repurchase	$19,459,083	$16,302,948
Securities lending	1,311	—
Total	$19,460,394	$16,302,948

Securities Financing Activities are generally executed under standard industry agreements, including master agreements that create a single contract under which all transactions between two counterparties are executed, allowing for trade aggregation of receivables and payables into a single net payment or settlement. The amounts of securities financing assets or liabilities qualified for offset in the Consolidated Balance Sheets were as follows for the dates indicated.

	December 31, 2025
(in thousands)	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of assets included on the Consolidated Balance Sheets
Securities purchased under agreements to resell	$27,629,073	$(20,395,965)	$7,233,108
Securities borrowed	1,406,559	—	1,406,559
Total	$29,035,632	$(20,395,965)	$8,639,667

	December 31, 2025
(in thousands)	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of liabilities included on the Consolidated Balance Sheets
Securities sold under agreements to repurchase	$39,855,048	$(20,395,965)	$19,459,083
Securities lending	1,311	—	1,311
Total	$39,856,359	$(20,395,965)	$19,460,394
(1) Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.
NOTE 13. SECURITIES FINANCING ACTIVITIES (continued)

	December 31, 2024
(in thousands)	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of assets included on the Consolidated Balance Sheets
Securities purchased under agreements to resell	$31,858,795	$(24,707,285)	$7,151,510
Securities borrowed	980,720	—	980,720
Total	$32,839,515	$(24,707,285)	$8,132,230

	December 31, 2024
(in thousands)	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of liabilities included on the Consolidated Balance Sheets
Securities sold under agreements to repurchase	$41,010,233	$(24,707,285)	$16,302,948
(1) Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.

The following table presents the gross amounts of liabilities associated with Securities Financing Activities by remaining contractual maturity as of the date indicated:

	December 31, 2025
(in thousands)	Open and overnight	Up to 30 days	31-90 days	Greater than 90 days	Total
Securities sold under agreements to repurchase	$20,925,933	$13,897,914	$4,274,638	$756,563	$39,855,048
Securities lending	1,311	—	—	—	1,311
Total	$20,927,244	$13,897,914	$4,274,638	$756,563	$39,856,359

The following table presents the gross amounts of liabilities associated with Securities Financing Activities by class of underlying collateral as of the dates indicated:

	December 31, 2025			December 31, 2024
(in thousands)	Repurchase agreements	Securities lending	Total	Repurchase agreements	Securities lending	Total
U.S. Treasury	$20,706,654	$—	$20,706,654	$23,367,567	$—	$23,367,567
Residential agency MBS	17,670,968	—	17,670,968	15,896,929	—	15,896,929
Corporate and other securities	1,477,426	1,311	1,478,737	1,745,737	—	1,745,737
Total	$39,855,048	$1,311	$39,856,359	$41,010,233	$—	$41,010,233